Equity (Details) - Schedule of shareholder composition - shares		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		167,735,787,923	165,995,455,123	163,624,085,523
American Depository Receipts (ADRs)	[1]	20,710,338,871	22,450,671,671	24,822,041,271
Total		188,446,126,794	188,446,126,794	188,446,126,794
Percentage of equity holding		100.00%	100.00%	100.00%
Santander Chile Holding S.A. [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		66,822,519,695	66,822,519,695	66,822,519,695
American Depository Receipts (ADRs)	[1]
Total		66,822,519,695	66,822,519,695	66,822,519,695
Percentage of equity holding		35.46%	35.46%	35.46%
Teatinos Siglo XXI Inversiones Limitada [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		59,770,481,573	59,770,481,573	59,770,481,573
American Depository Receipts (ADRs)	[1]
Total		59,770,481,573	59,770,481,573	59,770,481,573
Percentage of equity holding		31.72%	31.72%	31.72%
The Bank New York Mellon [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares
American Depository Receipts (ADRs)	[1]	20,710,338,871	22,450,671,671	24,822,041,271
Total		20,710,338,871	22,450,671,671	24,822,041,271
Percentage of equity holding		10.99%	11.91%	13.17%
Banks On Behalf Of Third Parties [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		17,318,500,798	15,925,407,468	15,957,137,883
American Depository Receipts (ADRs)	[1]
Total		17,318,500,798	15,925,407,468	15,957,137,883
Percentage of equity holding		9.19%	8.45%	8.47%
Pension Funds (AFP) On Behalf Of Third Parties [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		11,949,134,854	9,929,343,874	9,995,705,956
American Depository Receipts (ADRs)	[1]
Total		11,949,134,854	9,929,343,874	9,995,705,956
Percentage of equity holding		6.34%	5.27%	5.30%
Stock Brokers On Behalf Of Third Parties [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		5,870,596,720	6,892,162,980	5,551,024,270
American Depository Receipts (ADRs)	[1]
Total		5,870,596,720	6,892,162,980	5,551,024,270
Percentage of equity holding		3.12%	3.66%	2.95%
Other Minority Holders [Member]
Equity (Details) - Schedule of shareholder composition [Line Items]
Shares		6,004,554,283	6,655,539,533	5,527,216,146
American Depository Receipts (ADRs)	[1]
Total		6,004,554,283	6,655,539,533	5,527,216,146
Percentage of equity holding		3.18%	3.53%	2.93%

[1]	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.